Other Intangible Assets, Other than Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31, 2016
	Gross carrying amount	Weighted average amortization period	Accumulated amortization
		(in thousands)
Amortized intangible assets:
Technology	$6,889	7 years	3,771
Patents	100	15 years	48
Total	$6,989		3,819

	December 31, 2017
	Gross carrying amount	Weighted average amortization period	Accumulated amortization
		(in thousands)
Amortized intangible assets:
Technology	$6,889	7 years	4,756
Patents	100	15 years	54
Total	$6,989		4,810